Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with the requirements set forth by the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Pay vs. Performance rule”), the following illustrations provide the relationship between compensation actually paid (“CAP”) to our Principal Executive Officer(s) (“PEO”), the average CAP to our NEOs other than our PEO(s) (“Other NEOs”), and the performance of certain financial measures. The manner of calculating CAP and the comparisons to financial performance measures reflected herein are done in compliance with the Pay vs. Performance rule and do not reflect compensation earned or targeted during the applicable fiscal years for our PEOs and Other NEOs.

This information is being provided for the purposes of compliance with the pay versus performance disclosure requirement. Neither the compensation and management development committee nor management of the company used the requirements set forth in the rule when making compensation decisions. For further information on how our compensation programs are evaluated and linked to company performance, please refer to our Compensation Discussion and Analysis on page 43.

							Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(2)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to Second PEO(2)	Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	ADP Total Shareholder Return(3)	NASDAQ Dividend Achievers Select Index Total Shareholder Return(3)	GAAP Net Income ($ Millions)(4)	Adjusted Net Income Growth(5)

(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$19,364,071	$26,898,138	$10,682,318	$12,343,419	$5,417,958	$6,497,636	$156.92	$146.74	$3,412.0	16.0%
2022	$20,827,092	$35,664,536	–	–	$5,999,336	$6,409,005	$146.91	$126.64	$2,948.9	16.4%
2021	$16,985,259	$44,260,668	–	–	$4,725,777	$10,626,436	$136.35	$134.52	$2,598.5	0.3%

Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for our PEOs and the average of the amounts of total compensation reported for our Other NEOs in the “Total” column of the Summary Compensation Table as reported for each respective fiscal year. Our PEOs and Other NEOs for each fiscal year include the following:
●2023: Mr. Rodriguez as first PEO and Ms. Black as second PEO; and Messrs. Ayala, Bonarti, DeSilva, McGuire, and Weinstein as Other NEOs.
●2022: Mr. Rodriguez as PEO; and Ms. Black and Kathleen Winters, and Messrs. Ayala, McGuire, and Weinstein as Other NEOs.
●2021: Mr. Rodriguez as PEO; and Ms. Black and Kathleen Winters, and Messrs. Ayala and Weinstein as Other NEOs.

Peer Group Issuers, Footnote [Text Block]
(3)	Represents cumulative total shareholder return of a $100 fixed investment in the company, and in the NASDAQ Dividend Achievers Select Index, respectively, beginning on June 30, 2020 and ending on June 30 of each respective fiscal year.

Adjustment To PEO Compensation, Footnote [Text Block]
(6)	The following table reflects the adjustments made to compensation reported in the Summary Compensation Table for our PEOs and Other NEOs in fiscal years 2023, 2022, and 2021 in order to calculate compensation actually paid for each respective fiscal year.

	1st PEO			2nd PEO	Other NEOs Average
Compensation Actually Paid	2021	2022	2023	2023	2021	2022	2023
Start: SCT Table Total	$16,985,259	$20,827,092	$19,364,071	$10,682,318	$4,725,777	$5,999,336	$5,417,958
Deduct: SCT reported Fair Value of Stock and Option Awards	($11,617,789)	($15,613,476)	($16,475,482)	($7,304,354)	($2,631,007)	($3,961,833)	($3,791,536)
Deduct: SCT reported Change in Pension Value and Nonqualified Deferred Compensation Earnings	$0	$0	$0	($1,879)	($967)	$0	($878)
Add: Year End Fair Value of Equity Awards Granted in the Year	$25,374,283	$19,562,458	$11,354,968	$5,684,031	$5,763,991	$3,924,745	$2,702,843
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$9,003,298	$3,825,273	$1,219,443	$279,718	$1,695,199	$582,952	$199,244
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$4,060,488	$4,730,311	$4,450,484	$1,343,994	$757,934	$783,491	$904,119
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	($122,850)	$1,615,334	$6,153,461	$1,294,129	$143,810	$208,191	$858,250
Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	$0	$0	$0	($1,273,053)	$0
Add: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$577,979	$717,544	$831,193	$365,462	$171,699	$145,176	$207,636
Add: Aggregate of defined benefit and actuarial pension plan service cost and prior service cost	$0	$0	$0	$0	$0	$0	$0
End: Compensation Actually Paid	$44,260,668	$35,664,536	$26,898,138	$12,343,419	$10,626,436	$6,409,005	$6,497,636

Non-PEO NEO Average Total Compensation Amount	$ 5,417,958	$ 5,999,336	$ 4,725,777
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,497,636	6,409,005	10,626,436
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)	The following table reflects the adjustments made to compensation reported in the Summary Compensation Table for our PEOs and Other NEOs in fiscal years 2023, 2022, and 2021 in order to calculate compensation actually paid for each respective fiscal year.

	1st PEO			2nd PEO	Other NEOs Average
Compensation Actually Paid	2021	2022	2023	2023	2021	2022	2023
Start: SCT Table Total	$16,985,259	$20,827,092	$19,364,071	$10,682,318	$4,725,777	$5,999,336	$5,417,958
Deduct: SCT reported Fair Value of Stock and Option Awards	($11,617,789)	($15,613,476)	($16,475,482)	($7,304,354)	($2,631,007)	($3,961,833)	($3,791,536)
Deduct: SCT reported Change in Pension Value and Nonqualified Deferred Compensation Earnings	$0	$0	$0	($1,879)	($967)	$0	($878)
Add: Year End Fair Value of Equity Awards Granted in the Year	$25,374,283	$19,562,458	$11,354,968	$5,684,031	$5,763,991	$3,924,745	$2,702,843
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$9,003,298	$3,825,273	$1,219,443	$279,718	$1,695,199	$582,952	$199,244
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$4,060,488	$4,730,311	$4,450,484	$1,343,994	$757,934	$783,491	$904,119
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	($122,850)	$1,615,334	$6,153,461	$1,294,129	$143,810	$208,191	$858,250
Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	$0	$0	$0	($1,273,053)	$0
Add: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$577,979	$717,544	$831,193	$365,462	$171,699	$145,176	$207,636
Add: Aggregate of defined benefit and actuarial pension plan service cost and prior service cost	$0	$0	$0	$0	$0	$0	$0
End: Compensation Actually Paid	$44,260,668	$35,664,536	$26,898,138	$12,343,419	$10,626,436	$6,409,005	$6,497,636

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	I. CAP versus ADP and Peer Group TSR (the NASDAQ Dividend Achievers Select Index) COMPENSATION ACTUALLY PAID VS. TSR
Compensation Actually Paid vs. Net Income [Text Block]	II. CAP versus GAAP Net Income COMPENSATION ACTUALLY PAID VS. GAAP NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	III. CAP versus Adjusted Net Income Growth % COMPENSATION ACTUALLY PAID VS. ADJUSTED NET INCOME GROWTH
Tabular List [Table Text Block]

Financial Performance Measures Tabular List

The following table lists the financial performance measures, on an unranked basis, that we believe are most important in linking compensation actually paid to company performance for the most recently completed fiscal year.

Measure / Metric	Compensation Program
Revenue Growth	Annual Cash Bonus
New Business Bookings Growth	Annual Cash Bonus
Adjusted EBIT Growth(1)	Annual Cash Bonus
Adjusted Net Income Growth	Long-term Incentive (PSU)
Revenue ex-ZMPT Growth(2)	Long-term Incentive (PSU)

1	Our adjusted EBIT measure excludes the impact of taxes, certain interest expense, certain interest income, and certain other items. We continue to include the interest income earned on investments associated with our client funds extended investment strategy and interest expense on borrowings related to our client funds extended investment strategy as we believe these amounts to be fundamental to the underlying operations of our business model. Refer to the table in Appendix A for a reconciliation from net earnings to adjusted EBIT for fiscal years 2023 and 2022.
2	Our revenue ex-ZMPT measure is a consolidated revenue growth measure that excludes the impact of zero-margin benefits pass-throughs. Importantly, the PSU revenue metric is not duplicative of the annual cash bonus plan revenue metric due to the exclusion of zero-margin benefits pass-throughs. Refer to the table in Appendix A for further detail on this item and a reconciliation from consolidated revenue to revenue ex-ZMPT for fiscal years 2023 and 2022.

Total Shareholder Return Amount	$ 156.92	146.91	136.35
Peer Group Total Shareholder Return Amount	146.74	126.64	134.52
Net Income (Loss) Attributable to Parent	$ 3,412,000,000	$ 2,948,900,000	$ 2,598,500,000
Company Selected Measure Amount	0.160	0.164	0.003
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth
Non-GAAP Measure Description [Text Block]
(5)	Our company selected measure is adjusted net income growth, which is the most heavily weighted performance metric in the long-term incentive compensation program. The impact of certain items are excluded from the final results of adjusted net income growth as approved by the compensation and management development committee and can be referenced on page 47 for fiscal year 2023. Our adjusted net income measure also excludes the impact of certain one-time charges and benefits reflecting specific items that are not fundamental to our underlying business operations. Refer to the table in Appendix A for further detail on these items and a reconciliation from net earnings to adjusted net income for fiscal years 2023, 2022, and 2021.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	New Business Bookings Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Revenue ex-ZMPT Growth
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 19,364,071	$ 20,827,092	$ 16,985,259
PEO Actually Paid Compensation Amount	$ 26,898,138	$ 35,664,536	$ 44,260,668
PEO Name	Mr. Rodriguez	Mr. Rodriguez	Mr. Rodriguez
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 10,682,318	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 12,343,419	0	0
PEO Name	Ms. Black
P E O 1 Member Deduct S C T Reported Fair Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,475,482)	(15,613,476)	(11,617,789)
P E O 2 Member Deduct S C T Reported Fair Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,304,354)
Non P E O N E O Member Deduct S C T Reported Fair Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,791,536)	(3,961,833)	(2,631,007)
P E O 1 Member Deduct S C T Reported Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O 2 Member Deduct S C T Reported Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,879)
Non P E O N E O Member Deduct S C T Reported Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(878)	0	(967)
P E O 1 Member Add Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,354,968	19,562,458	25,374,283
P E O 2 Member Add Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,684,031
Non P E O N E O Member Add Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,702,843	3,924,745	5,763,991
P E O 1 Member Add Yearoveryear Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,219,443	3,825,273	9,003,298
P E O 2 Member Add Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	279,718
Non P E O N E O Member Add Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	199,244	582,952	1,695,199
P E O 1 Member Add Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,450,484	4,730,311	4,060,488
P E O 2 Member Add Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,343,994
Non P E O N E O Member Add Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	904,119	783,491	757,934
P E O 1 Member Add Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,153,461	1,615,334	(122,850)
P E O 2 Member Add Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,294,129
Non P E O N E O Member Add Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	858,250	208,191	143,810
P E O 1 Member Deduct Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O 2 Member Deduct Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non P E O N E O Member Deduct Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,273,053)	0
P E O 1 Member Add Value Of Dividends Paid On Stock Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	831,193	717,544	577,979
P E O 2 Member Add Value Of Dividends Paid On Stock Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	365,462
Non P E O N E O Member Add Value Of Dividends Paid On Stock Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	207,636	145,176	171,699
P E O 1 Member Add Aggregate Of Defined Benefit And Actuarial Pension Plan Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O 2 Member Add Aggregate Of Defined Benefit And Actuarial Pension Plan Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non P E O N E O Member Add Aggregate Of Defined Benefit And Actuarial Pension Plan Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0